Summary of Investments Other Than Investments in Related Parties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	$ 31,241
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	32,441	[1]
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	20,271
Summary of Investments, Other than Investments in Related Parties, Fair Value	21,474
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	21,474	[1]
US Government and Government Agencies and Authorities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	490
Summary of Investments, Other than Investments in Related Parties, Fair Value	501
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	501	[1]
US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	313
Summary of Investments, Other than Investments in Related Parties, Fair Value	321
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	321	[1]
Foreign Government Debt [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	4,594	[2]
Summary of Investments, Other than Investments in Related Parties, Fair Value	5,268	[2]
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,268	[1],[2]
Public Utility, Bonds [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,904
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,978
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,978	[1]
Asset-backed Securities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	9,793
Summary of Investments, Other than Investments in Related Parties, Fair Value	10,133
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	10,133	[1]
All Other Corporate Bonds [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	3,177
Summary of Investments, Other than Investments in Related Parties, Fair Value	3,273
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	3,273	[1]
Other Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	327
Summary of Investments, Other than Investments in Related Parties, Fair Value	324
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	324	[1]
Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	409
Summary of Investments, Other than Investments in Related Parties, Fair Value	406
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	406	[1]
Nonredeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	82
Summary of Investments, Other than Investments in Related Parties, Fair Value	82
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	82	[1]
Mortgage Loans on Real Estate [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	2,487
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	2,487	[1]
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,244
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,244	[1]
Funds Withheld At Interest [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	5,772
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,772	[1]
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	139
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	139	[1]
Other Invested Assets [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	919
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	$ 919	[1]

[1]	Fixed maturity securities are classified as available-for-sale and carried at fair value.
[2]	Includes fixed maturities directly issued by foreign governments, supranational and foreign government-sponsored enterprises.